Financial instruments (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of September 30, 2016, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of September 30, 2016	Maximum notional amount(1)	Effective date	Ending date
5.6400%	$670,829	$670,829	August 31, 2007	August 31, 2017	(2)
5.4200%	428,525	428,525	September 6, 2007	May 31, 2024
5.9450%	135,634	135,634	January 30, 2014	May 31, 2019
5.6000%	155,600	155,600	June 23, 2010	December 23, 2021	(2)
5.2600%	87,100	87,100	July 3, 2006	February 26, 2021	(2) (3)
5.1700%	24,000	24,000	April 30, 2007	May 29, 2020	(3)
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)

Swap counterparty has an early termination right in 2017 which may require the Company to settle the swap at the early termination date.  The fair value liability as of September 30, 2016 for these swaps is $14,956,000.

Schedule of Derivatives

The following provides information about the Company’s derivatives:

	September 30,	December 31,
	2016	2015
Fair value of financial instruments asset	$11,451	$33,632
Fair value of financial instruments liability	297,778	338,146

Schedule of Financial Instruments, Effect of the Master Netting Agreement

The following provides information about the effect of the master netting agreement:

September 30, 2016	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$11,451	$—	$11,451
Derivative liabilities	297,778	—	297,778
Net liability	$(286,327)	$—	$(286,327)

December 31, 2015	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$33,632	$21,964	$11,668
Derivative liabilities	338,146	21,964	316,182
Net liability	$(304,514)	$—	$(304,514)

Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	Three months ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Gain (Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$684	$(44,774)	$(75,081)	$(64,629)
Loss reclassified from AOCL to net earnings(1)
Interest expense	(1,166)	(786)	(2,761)	(2,503)
Depreciation and amortization	(248)	(259)	(761)	(817)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.